Retirement benefit plans - Summary of Payments Made to BTPS (Detail) - BTPS - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Ordinary contributions	£ 118	£ 33
Deficit contributions	1,250	2,000
Total contributions in the year	£ 1,368	£ 2,033